Changes in liabilities attributable to financing activities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Attributable to Financing Activities

	Liabilities to credit institutions	Shareholder loans	Leases	Convertible Notes	Total
Balance at January 1, 2021	97,187	106,118	30,144	—	233,449
Cash flows	(94,908)	(10,941)	(9,282)	—	(115,131)
Non-cash flows:
Addition – leases	—	—	117,793	—	117,793
Foreign exchange adjustments	773	3,675	(2,413)	—	2,035
Converted to shares	—	(104,108)	—	—	(104,108)
Other changes	2,935	5,256	6,977	—	15,168
Balance at December 31, 2021	5,987	—	143,219	—	149,206
Cash flows	46,818	—	(10,899)	—	35,919
Non-cash flows:
Addition – leases	—	—	20,111	—	20,111
Foreign exchange adjustments	(292)	—	(8,529)	—	(8,821)
Assets held for sale (Note 34)	—	—	(44,794)	—	(44,794)
Other changes	77	—	—	—	77
Balance at December 31, 2022	52,590	—	99,108	—	151,698
Cash flows	61,985	—	(11,411)	324,950	375,524
Non-cash flows:
Addition – leases	—	—	21,341	—	21,341
Foreign exchange adjustments	407	—	2,844	—	3,251
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	—	—	—	(74,078)	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	—	—	—	72,656	72,656
Remeasurement - leases(1)	—	—	(17,886)	—	(17,886)
Other changes	5,323	—	(4,994)	—	329
Balance at December 31, 2023	120,305	—	89,002	323,528	532,835

(1) Remeasurement related to change of lease term due to the decision to discontinue the construction of the new production facility in Peterborough, UK.